Pension And Other Postretirement Employee Benefits (OPEB) Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive net loss	$ (111)	$ (113)	$ (107)	$ (48)	$ (31)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(4)	(4)
Other noncurrent liabilities		(945)	(921)
Net liability recognized		(949)	(925)
Net loss		583	619
Net regulatory asset recognized		583	619
Accumulated other comprehensive net loss		136	126
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities		(947)	(893)
Net liability recognized		(947)	(893)
Net loss		320	316
Prior service cost (credit)		(50)	(70)
Net regulatory asset recognized		270	246
Accumulated other comprehensive net loss		$ 4	$ 2